Non-controlling Interets (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling Interets [Abstract]
Schedule of corporation subsidiaries material non-controlling interests
In thousands of soles	VIVA Negocio Inmobiliario S.A.C. and subsidiaries	Red Vial 5 S.A.	Tren Urbano de Lima S.A.	Cumbra Ingenieria S.A. and subsidiaries	Unna Energia S.A.	Cumbra Peru S.A. and subsidiaries	Promotora Larcomar S.A.	Other individually immaterial subsidiaries	Intra-group eliminations	Total
Percentage of non-controlling interest	43.78%	33.00%	25.00%	10.59%	5.00%	0.61%	53.45%
Current assets	493,385	104,292	344,799	153,193	259,812	1,310,936	301
Non-current assets	111,528	368,258	669,898	13,061	516,390	910,564	13,369
Current liabilities	(211,581)	(82,915)	(106,467)	(124,543)	(160,173)	(1,539,191)	(316)
Non-current liabilities	(29,742)	(221,274)	(741,202)	(62)	(208,159)	(182,756)	(7,777)
Net assets	363,590	168,361	167,028	41,649	407,870	499,553	5,577
Net assets atributable to non-controlling interest	223,861	55,559	41,757	4,405	29,217	8,764	2,981	(138)	(113,441)	252,965
Revenues	239,391	197,137	348,915	285,920	541,859	2,468,067	-
Profit of the year	12,960	33,783	42,103	10,757	57,796	(92,291)	(76)
Other comprehensive income	-	-	-	(26)	-	(4,246)	-	(1,165)	-	(5,437)
Total comprehensive income for the year	12,960	33,783	42,103	10,731	57,796	(96,537)	(76)
Profit of the year, allocated to non-controlling interest	12,166	11,148	10,526	1,137	6,502	(511)	(41)	(189)	(784)	39,954
Other comprehensive income, allocated to non-controlling interest	-	-	-	-	-	219	-	(1)	-	218
Cash flows from operating activities	94,017	97,450	92,477	10,008	154,344	(79,809)	-
Cash flows from investment activities	1,114	(3,924)	162	29	(67,323)	(28,592)	-
Cash flows from financing activities	(58,834)	(69,914)	(59,212)	(1,921)	(25,313)	22,413	-
Net increase (decrease) in cash and cash equivalents	36,297	23,612	33,427	8,116	61,708	(85,988)	-

In thousands of soles	VIVA Negocio Inmobiliario S.A.C and subsidiaries	Red Vial 5 S.A.	Tren Urbano de Lima S.A.	Cumbra Ingenieria S.A. and subsidiaries	Unna Energia S.A.	Cumbra Peru S.A. and subsidiaries	Promotora Larcomar S.A.	Other individually immaterial subsidiaries	Intra-group eliminations	Total
Percentage of non-controlling interest	0.46%	33.00%	25.00%	10.59%	5.00%	0.61%	53.45%
Current assets	491,076	101,467	350,447	139,450	256,777	1,205,607	301
Non-current assets	181,951	320,589	703,876	10,094	659,686	813,021	13,368
Current liabilities	(252,577)	(71,293)	(118,709)	(115,556)	(206,111)	(1,530,113)	(86)
Non-current liabilities	(10,852)	(183,983)	(699,336)	(2,359)	(260,840)	(151,110)	(7,754)
Net assets	409,598	166,780	236,278	31,629	449,512	337,405	5,829
Net assets atributable to non-controlling interest	131,097	55,037	59,070	3,346	31,541	2,283	3,116	(128)	(860)	284,502
Revenues	367,276	238,043	388,811	224,216	633,792	2,454,982	-
Profit of the year	82,887	44,119	69,250	(10,038)	63,890	(137,455)	-
Other comprehensive income	(7,460)	-	-	(2)	-	(21,626)	-	427	-	(28,661)
Total comprehensive income for the year	75,427	44,119	69,250	(10,040)	63,890	(159,081)	-
Profit of the year, allocated to non-controlling interest	51,793	14,559	17,313	(1,084)	7,090	(714)	135	(375)	380	89,097
Other comprehensive income, allocated to non-controlling interest	-	-	-	2	-	(101)	-	-	-	(99)
Cash flows from operating activities	61,317	79,113	70,345	(23,183)	167,952	(194,356)	-
Cash flows from investment activities	(342)	(4,227)	682	(502)	(202,080)	5,358	-
Cash flows from financing activities	(59,316)	(78,866)	(81,326)	(2,865)	19,515	119,538	-
Net increase (decrease) in cash and cash equivalents	1,659	(3,980)	(10,299)	(26,550)	(14,613)	(69,460)	-